INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 6 - INVENTORIES:
Inventories consist of the following:

	December 31
	2023	2022
Raw materials	12,080	13,686
Finished products	33,015	26,211
Total inventories	45,095	39,897